Trade and other receivables (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Total trade receivables, net	$ 6,805	$ 5,478
Total trade and other receivables, before ECL	8,656	7,268
Current	6,252	4,627
Non-current	553	851
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Total	6,541	7,191
Subtotal - Related parties	2,115	77
Third Parties [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables, net	4,813	4,641
Expected credit losses	(1,848)	(1,780)
Third Parties [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Receivables from divestments and transfer of rights agreement	822	1,132
Lease receivables	199	226
Total	707	1,192
Receivables From Contracts With Customers Investees [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Subtotal - Related parties	94	77
Fuel Trading Subsidy Program [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Subtotal - Related parties	2,021
Total for all related parties [member]
IfrsStatementLineItems [Line Items]
Expected credit losses	$ (3)	$ (10)